Debt Securities Held-to-Maturity - Mortgage-Backed Securities Held-to-Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Gains	$ 699	$ 8
Gross Unrealized Losses	(29,643)	(42,695)
Fair Value	367,289	350,153
Allowance for Credit Losses	0	0
Amortized Cost	396,233	392,840
U.S. government and agency obligations
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(3,321)	(5,288)
Fair Value	41,551	39,583
Allowance for Credit Losses	0	0
Amortized Cost	44,872	44,871
Mortgage-backed securities and collateralized mortgage obligations
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Gains	699	8
Gross Unrealized Losses	(26,322)	(37,407)
Fair Value	325,738	310,570
Allowance for Credit Losses	0	0
Amortized Cost	351,361	347,969
Northfield Bancorp, Inc. [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	8,339	9,303
Gross Unrealized Gains	99	16
Gross Unrealized Losses	(294)	(557)
Fair Value	8,144	8,762
Northfield Bancorp, Inc. [Member] | Mortgage Backed Securities Pass Through Certificates, GSE
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	8,339	9,303
Gross Unrealized Gains	99	16
Gross Unrealized Losses	(294)	(557)
Fair Value	$ 8,144	$ 8,762